INCOME TAXES (Schedule of Reconciliation of Statutory Federal Rate to Effective Income Tax Rate) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. federal income tax rate	$ (1,955,000)	$ (1,499,000)	$ (1,647,000)
State tax, net of federal tax effect	(345,000)	(397,000)	(436,000)
Non-deductible share-based compensation	250,000	831,000	961,000
Tax rate change	7,113,000
Change in valuation allowance	(5,063,000)	1,065,000	1,122,000
Total
Income tax benefit at U.S. federal income tax rate	(34.00%)	(34.00%)	(34.00%)
State tax, net of federal tax effect	(6.00%)	(9.00%)	(9.00%)
Non-deductible share-based compensation	4.00%	19.00%	20.00%
Tax rate change	124.00%
Change in valuation allowance	(88.00%)	24.00%	23.00%
Total